UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F - AMENDED

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ X ];               Amendment Number: 1
       This Amendment (Check only one):         [ X ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lord Balniel
Title:        Chief Executive Officer
Phone:        020 7484 7476

Signature, Place, and Date of Signing:


     /s/Lord Balniel               London, England            14th March 2006
     ----------------------      ----------------------       ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      62
                                                  -----------------------

Form 13F Information Table Value Total:              $ 321,582 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/    Investment      Other      Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn     Discretion      Managers   Sole Shared  None

ALLSTATE CORP                 COM       20002101        394           7,072    SH      Shared-Defined      0                   None
ALTRIA GROUP INC              COM       02209S103       941          12,500    SH      Shared-Defined      0                   None
AMERICAN EXPRESS CO           COM       25816109      2,186          42,194    SH      Shared-Defined      0                   None
AMGEN INC                     COM       31162100        311           3,921    SH      Shared-Defined      0                   None
BANK NOVA SCOTIA HALIFAX      COM       64149107      2,391          60,000    SH      Shared-Defined      0                   None
BANRO CORP                    COM       66800103         85          10,000    SH      Shared-Defined      0                   None
BEACON ROOFING
    SUPPLY INC                COM       73685109      9,727         337,100    SH      Shared-Defined      0                   None
BERKSHIRE HATHAWAY
    INC DEL                   COM       84670207        205              70    SH      Shared-Defined      0                   None
BOEING CO                     COM       97023105      5,648          80,200    SH      Shared-Defined      0                   None
CHEVRON CORP NEW              COM       166764100       329           5,750    SH      Shared-Defined      0                   None
CHUBB CORP                    COM       171232101    14,847         151,420    SH      Shared-Defined      0                   None
CISCO SYS INC                 COM       17275R102       293          17,010    SH      Shared-Defined      0                   None
CITIGROUP INC                 COM       172967101       324           6,625    SH      Shared-Defined      0                   None
COLGATE PALMOLIVE CO          COM       194162103       283           5,130    SH      Shared-Defined      0                   None
DIGITAS INC                   COM       25388K104    14,411       1,144,680    SH      Shared-Defined      0                   None
DOW CHEM CO                   COM       260543103       627          14,200    SH      Shared-Defined      0                   None
EMERSON ELEC CO               COM       291011104       431           5,750    SH      Shared-Defined      0                   None
EXELON CORP                   COM       30161N101    15,255         285,495    SH      Shared-Defined      0                   None
EXXON MOBIL CORP              COM       30231G102     4,669          82,554    SH      Shared-Defined      0                   None
GENENTECH INC               COM NEW     368710406     2,794          30,000    SH      Shared-Defined      0                   None
GENERAL ELECTRIC CO           COM       369604103    14,534         412,661    SH      Shared-Defined      0                   None
HERSHEY CO                    COM       427866108       783          14,070    SH      Shared-Defined      0                   None
INTEL CORP                    COM       458140100       434          17,300    SH      Shared-Defined      0                   None
INVERNESS MED
    INNOVATIONS IN            COM       46126P106     1,603          67,000    SH      Shared-Defined      0                   None
ITT INDS INC IND              COM       450911102     8,927          86,330    SH      Shared-Defined      0                   None
JOHNSON & JOHNSON             COM       478160104     1,406          23,251    SH      Shared-Defined      0                   None
KYPHON INC                    COM       501577100    15,556         378,950    SH      Shared-Defined      0                   None
LIBERTY MEDIA CORP NEW     COM SER A    530718105       502          63,419    SH      Shared-Defined      0                   None
MACQUARIE INFRASTRUCTURE   SH BEN INT   55607X108     4,825         156,050    SH      Shared-Defined      0                   None
MARSH & MCLENNAN
    COS INC                   COM       571748102       248           7,740    SH      Shared-Defined      0                   None
MEDTRONIC INC                 COM       585055106     3,301          56,947    SH      Shared-Defined      0                   None
MERRILL LYNCH & CO INC        COM       590188108       283           4,150    SH      Shared-Defined      0                   None
MICROS SYS INC                COM       594901100     2,613          53,600    SH      Shared-Defined      0                   None
MICROSOFT CORP                COM       594918104    14,840         564,900    SH      Shared-Defined      0                   None
MONSANTO CO NEW               COM       61166W101       273           3,500    SH      Shared-Defined      0                   None
MOODYS CORP                   COM       615364105     5,342          86,800    SH      Shared-Defined      0                   None
MORGAN STANLEY                COM       617446448    27,377         479,950    SH      Shared-Defined      0                   None
MOTOROLA INC                  COM       620076109       218           9,600    SH      Shared-Defined      0                   None
NABORS INDUSTRIES LTD         COM       G6359F103       443           5,850    SH      Shared-Defined      0                   None
NATIONAL OILWELL
    VARCO INC                 COM       637071101     2,687          42,470    SH      Shared-Defined      0                   None
NEWMONT MINING CORP           COM       651639106       305           5,690    SH      Shared-Defined      0                   None
ORACLE CORP                   COM       68389X105       159          13,000    SH      Shared-Defined      0                   None
ORIENT-EXPRESS HOTELS         CL A      G67743107     8,592         271,470    SH      Shared-Defined      0                   None
PEPSICO INC                   COM       713448108     3,654          61,440    SH      Shared-Defined      0                   None
PROCTER & GAMBLE CO           COM       742718109     1,063          18,250    SH      Shared-Defined      0                   None
REVLON INC                    CL A      716525500    10,904       3,496,400    SH      Shared-Defined      0                   None
REYNOLDS AMERICAN INC         COM       761713106    14,552         151,945    SH      Shared-Defined      0                   None
RIO NARCEA GOLD
    MINES INC                 COM       766909105        59          41,904    SH      Shared-Defined      0                   None
ROCKWELL COLLINS INC          COM       774341101     7,309         156,500    SH      Shared-Defined      0                   None
SALESFORCE COM INC            COM       79466L302     9,193         285,600    SH      Shared-Defined      0                   None
SARA LEE CORP                 COM       803111103    14,887         783,100    SH      Shared-Defined      0                   None
SCHLUMBERGER LTD              COM       806857108    33,587         343,830    SH      Shared-Defined      0                   None
SEASPAN CORP                  SHS       Y75638109     3,309         166,813    SH      Shared-Defined      0                   None
SONUS NETWORKS INC            COM       835916107     3,582         955,072    SH      Shared-Defined      0                   None
SOUTH FINL GROUP INC          COM       837841105     2,144          77,325    SH      Shared-Defined      0                   None
STERLING BANCORP              COM       859158107     2,020         102,382    SH      Shared-Defined      0                   None
SYSCO CORP                    COM       871829107       550          17,600    SH      Shared-Defined      0                   None
TORONTO DOMINION
    BK ONT                  COM NEW     891160509       277           5,250    SH      Shared-Defined      0                   None
UNITED TECHNOLOGIES
   CORP                       COM       913017109    22,019         391,850    SH      Shared-Defined      0                   None
WACHOVIA CORP 2ND NEW         COM       929903102       550          10,336    SH      Shared-Defined      0                   None
WAL MART STORES INC           COM       931142103       330           7,000    SH      Shared-Defined      0                   None
DISNEY WALT CO            DISNEY COM    254687106       191           7,920    SH      Shared-Defined      0                   None
